Expenses by nature and function (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ (73,368)	R$ (92,282)	R$ (79,586)
Nature [Member] | Raw Materials Other Inputs [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(54,602)	(73,182)	(63,570)
Nature [Member] | Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,599)	(3,223)	(3,478)
Nature [Member] | Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(3,094)	(3,412)	(3,194)
Nature [Member] | Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(5,206)	(4,733)	(4,178)
Nature [Member] | Freights [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(4,134)	(4,035)	(2,966)
Nature [Member] | Idle Industrial Plants [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(503)	(414)	(339)
Nature [Member] | Alagoas Geological Event [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,193)	(1,520)	(1,340)
Nature [Member] | Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	1,769	507	1,843
Nature [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,806)	(2,270)	(3,394)
Function [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(73,368)	(92,282)	(79,586)
Function [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,735)	(2,344)	(2,669)
Function [Member] | Cost Of Products Sold [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(67,548)	(85,161)	(73,568)
Function [Member] | Selling And Distribution [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(1,916)	(2,108)	(2,056)
Function [Member] | Loss For Impairment Of Trade Accounts Receivable And Others From Clients [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(83)	(38)	(9)
Function [Member] | General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(2,472)	(2,764)	(2,522)
Function [Member] | Research And Development [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	(383)	(374)	(297)
Function [Member] | Other Income [Member]
IfrsStatementLineItems [Line Items]
Expenses, by nature	R$ 1,769	R$ 507	R$ 1,534